Commitments - Summary of Future Minimum Lease Payments for Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Leases, Operating [Abstract]
2016 (three months from October 2016 through December 2016)	$ 56
2016		$ 84
2017	232	87
2018	174	22
2019	158
2020	164
Thereafter	70
Total minimum lease payments	$ 854	$ 193